Deferred Income Taxes (Details) - Schedule of Major Components of the Deferred Tax Assets and Liabilities - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Inventory obsolescence	$ 289,000	$ 93,000
Reserves	86,000
Business interest limitations	2,750,000	1,707,000
Lease liabilities	533,000	650,000
Other	45,000	75,000	$ 135,000
Loss carryforward	1,475,000	285,000
Valuation allowance	(2,698,000)
Total deferred tax asset	2,480,000	2,810,000	1,588,000
Deferred tax liabilities
Fixed assets	(430,000)	(418,000)
Right-of-use assets	(508,000)	(628,000)
Intangibles	(2,126,000)	(2,363,000)
Total deferred tax liability	(3,064,000)	(3,409,000)	$ (3,658,000)
Total deferred tax liability, net	$ (584,000)	$ (599,000)